UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income for the period	$ 55,059	$ 55,547
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	37,455	35,870
Extinguishment of long-term debt	0	10,238
Amortization of debt issuance costs	1,224	1,399
Share-based payments	721	1,033
Foreign exchange loss	398	700
Change in fair value of derivative instruments	2,616	(3,032)
Drydocking expenditure	(10,103)	(20,650)
Other	(198)	(1)
Changes in operating assets and liabilities, net:
Inventory	140	(324)
Other current assets	(12,847)	(9,690)
Receivables due from related parties	230	(918)
Payables due to related parties	87	427
Accounts payable	(750)	3,642
Other current liabilities	8,318	375
Net cash provided by operating activities	82,350	74,616
Investing activities
Purchase of other fixed assets	0	(2)
Net cash used in investing activities	0	(2)
Financing activities
Repayment of long-term debt	(52,961)	(57,994)
Proceeds from revolving credit facility	800,000	956,667
Repayment of revolving credit facility	(800,000)	(806,667)
Prepayment of long-term debt	0	(595,344)
Proceeds from long-term debt	0	650,000
Extinguishment costs paid on long-term debt	0	(1,433)
Proceeds from termination of derivative instruments	10,355	0
Financing costs	(12)	(7,681)
Net proceeds from issuance of treasury shares	884	0
Dividends paid	(80,705)	(93,944)
Net cash (used in)/provided by financing activities	(122,439)	43,604
Effect of exchange rate changes on cash	(200)	(698)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(40,289)	117,520
Cash, cash equivalents and restricted cash at the beginning of the period	410,544	332,401
Cash, cash equivalents and restricted cash at the end of the period	370,255	449,921
Supplemental Information
Interest paid, net of amounts capitalized	(51,939)	(58,744)
Income tax paid	$ (86)	$ (30)